[LOGO]
USAA(R)

                            USAA FLORIDA TAX-FREE
                                       INCOME Fund

                                                                       [GRAPHIC]

                         S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
September 30, 2002                                         USAA Tax-Exempt Funds

                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]

                      ...WE BELIEVE THE BEST COURSE
                       OF ACTION IS TO REMAIN PATIENT
[PHOTO]                   AND TO EXERCISE PRUDENCE
                        IN INVESTMENT DECISION-MAKING.

                                   [GRAPHIC]

--------------------------------------------------------------------------------

                 Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

                 Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

                 First, they are run by an outstanding team of portfolio managers, analysts, and traders.

                 Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and prudent risk management are important components of a fund's performance.

                 Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

                 Sincerely,
                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

   INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                       2

   FINANCIAL INFORMATION

     Portfolio of Investments                                      12

     Notes to Portfolio of Investments                             19

     Financial Statements                                          20

     Notes to Financial Statements                                 23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA FLORIDA TAX-FREE INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income taxes, and shares that are exempt from the Florida intangible personal property tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in long-term, investment-grade Florida tax-exempt securities.

---------------------------------------------------------------------------------
                                                  9/30/02              3/31/02
---------------------------------------------------------------------------------
Net Assets                                    $226.8 Million       $204.9 Million
Net Asset Value Per Share                        $10.12                $9.54
Tax-Exempt Dividends Per Share Last 12 Months    $0.459               $0.470
Capital Gain Distributions Per Share
  Last 12 Months                                    -                    -



--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/02
--------------------------------------------------------------------------------

        3/31/02 TO 9/30/02              30-DAY SEC YIELD
             8.57%**                       3.81%


* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE
   SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
                TOTAL RETURN     =      DIVIDEND RETURN      +     PRICE CHANGE
--------------------------------------------------------------------------------
SINCE 10/1/93      5.46%         =           5.33%           +         0.13%
5 YEARS            5.92%         =           5.19%           +         0.73%
1 YEAR             8.53%         =           4.95%           +         3.58%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE EIGHT-YEAR PERIOD ENDING SEPTEMBER 30, 2002

-----------------------------
        TOTAL RETURN
-----------------------------

           [CHART]

9/30/1995             9.67%
9/30/1996             7.30%
9/30/1997            10.18%
9/30/1998             9.89%
9/30/1999            -4.35%
9/30/2000             5.20%
9/30/2001            11.07%
9/30/2002             8.53%

-----------------------------
       DIVIDEND RETURN
-----------------------------

           [CHART]

9/30/1995             6.07%
9/30/1996             5.78%
9/30/1997             5.79%
9/30/1998             5.38%
9/30/1999             4.67%
9/30/2000             5.52%
9/30/2001             5.45%
9/30/2002             4.95%

-----------------------------
    CHANGE IN SHARE PRICE
-----------------------------

           [CHART]

9/30/1995            3.60%
9/30/1996            1.52%
9/30/1997            4.39%
9/30/1998            4.51%
9/30/1999           -9.02%
9/30/2000           -0.32%
9/30/2001            5.62%
9/30/2002            3.58%

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

---------------------------------------------------------------
              12 MONTH DIVIDEND YIELD COMPARISON
---------------------------------------------------------------

                            [CHART]

           USAA FLORIDA TAX-FREE      LIPPER FLORIDA MUNICIPAL
               INCOME FUND               DEBT FUNDS AVERAGE
9/30/1995          5.54%                       5.17%
9/30/1996          5.54                        5.04
9/30/1997          5.28                        4.82
9/30/1998          4.91                        4.48
9/30/1999          5.32                        4.70
9/30/2000          5.32                        4.76
9/30/2001          4.96                        4.54
9/30/2002          4.51                        4.33

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
------------------------------------------------------------------------------

                                    [CHART]

               USAA                                                 LIPPER
              FLORIDA       LEHMAN           LIPPER FLORIDA         FLORIDA
             TAX-FREE      BROTHERS            MUNICIPAL           MUNICIPAL
              INCOME       MUNICIPAL           DEBT FUNDS          DEBT FUNDS
               FUND       BOND INDEX            AVERAGE              INDEX
10/1/1993   $10000.00     $10000.00            $10000.00           $10000.00
   Oct-93     9959.80      10019.22             10014.26            10023.76
   Nov-93     9822.99       9930.77              9887.06             9892.66
   Dec-93    10078.18      10140.44             10103.04            10096.69
   Jan-94    10195.41      10256.30             10231.76            10232.71
   Feb-94     9779.48       9990.67              9924.49             9953.29
   Mar-94     9178.53       9583.76              9443.92             9520.65
   Apr-94     9248.94       9665.14              9495.31             9552.61
   May-94     9342.00       9748.79              9574.30             9647.66
   Jun-94     9290.43       9689.16              9526.36             9594.40
   Jul-94     9494.34       9866.90              9693.97             9770.57
   Aug-94     9518.71       9901.10              9700.58             9777.12
   Sep-94     9332.46       9755.85              9549.31             9629.63
   Oct-94     9072.05       9582.63              9337.96             9433.79
   Nov-94     8789.65       9409.12              9123.79             9226.48
   Dec-94     9065.97       9616.25              9395.30             9497.71
   Jan-95     9419.02       9891.21              9702.02             9799.25
   Feb-95     9732.85      10178.88             10003.29            10113.08
   Mar-95     9821.85      10295.86             10092.93            10197.48
   Apr-95     9811.30      10308.02             10091.13            10195.02
   May-95    10154.97      10636.94             10445.43            10532.61
   Jun-95    10016.48      10543.97             10309.09            10397.41
   Jul-95    10041.68      10643.72             10378.03            10458.87
   Aug-95    10166.66      10778.80             10486.39            10563.75
   Sep-95    10235.01      10846.90             10563.20            10639.95
   Oct-95    10439.98      11004.58             10741.80            10809.57
   Nov-95    10655.88      11187.41             10955.37            11016.06
   Dec-95    10779.67      11294.79             11085.35            11140.61
   Jan-96    10831.01      11380.13             11129.32            11197.97
   Feb-96    10721.59      11303.27             11036.73            11098.00
   Mar-96    10574.06      11158.87             10860.64            10913.16
   Apr-96    10546.30      11127.22             10818.64            10873.59
   May-96    10526.82      11122.98             10823.09            10865.12
   Jun-96    10665.59      11244.21             10930.74            10973.98
   Jul-96    10776.14      11345.94             11032.06            11077.57
   Aug-96    10778.41      11343.39             11018.80            11061.40
   Sep-96    10982.46      11501.92             11183.24            11223.18
   Oct-96    11103.29      11631.91             11299.25            11344.21
   Nov-96    11294.07      11844.98             11488.16            11539.96
   Dec-96    11251.67      11794.96             11439.90            11486.25
   Jan-97    11243.34      11817.28             11429.31            11481.50
   Feb-97    11403.09      11925.80             11523.49            11574.39
   Mar-97    11262.41      11766.70             11377.65            11412.94
   Apr-97    11374.33      11865.32             11472.46            11506.35
   May-97    11570.20      12043.92             11620.54            11654.90
   Jun-97    11709.33      12172.21             11748.76            11788.88
   Jul-97    12067.52      12509.33             12078.19            12122.69
   Aug-97    11944.72      12392.06             11952.64            11981.69
   Sep-97    12100.05      12539.00             12083.16            12103.58
   Oct-97    12164.86      12619.82             12167.36            12185.12
   Nov-97    12276.31      12694.14             12240.65            12258.52
   Dec-97    12507.11      12879.23             12422.31            12442.07
   Jan-98    12608.08      13012.04             12543.14            12575.05
   Feb-98    12609.41      13016.00             12535.09            12564.91
   Mar-98    12638.93      13027.58             12545.27            12581.16
   Apr-98    12577.62      12968.80             12477.08            12511.28
   May-98    12806.23      13173.96             12681.74            12720.65
   Jun-98    12863.03      13225.95             12725.31            12759.50
   Jul-98    12891.24      13259.02             12756.93            12791.11
   Aug-98    13113.22      13463.89             12949.22            12985.35
   Sep-98    13296.86      13631.74             13086.47            13127.60
   Oct-98    13219.09      13631.46             13036.99            13083.82
   Nov-98    13301.13      13679.22             13095.97            13145.50
   Dec-98    13302.77      13713.69             13118.62            13164.68
   Jan-99    13446.40      13876.74             13252.42            13300.07
   Feb-99    13393.93      13816.27             13184.58            13236.49
   Mar-99    13386.15      13835.20             13182.96            13234.71
   Apr-99    13400.82      13869.67             13215.64            13264.75
   May-99    13302.91      13789.42             13124.28            13178.00
   Jun-99    13066.88      13591.05             12924.48            12991.83
   Jul-99    13039.51      13640.50             12931.53            12987.36
   Aug-99    12811.91      13531.14             12778.52            12830.53
   Sep-99    12718.09      13536.79             12735.79            12785.65
   Oct-99    12496.71      13390.13             12568.59            12617.08
   Nov-99    12611.41      13532.55             12683.90            12719.05
   Dec-99    12460.61      13431.67             12573.84            12604.15
   Jan-00    12309.02      13373.18             12461.36            12487.33
   Feb-00    12519.64      13528.60             12619.18            12650.44
   Mar-00    12870.86      13824.18             12905.13            12908.69
   Apr-00    12783.93      13742.51             12821.42            12837.51
   May-00    12676.73      13671.02             12726.51            12750.69
   Jun-00    13048.34      14033.29             13054.21            13063.99
   Jul-00    13264.06      14228.55             13242.16            13252.37
   Aug-00    13480.51      14447.84             13443.06            13448.54
   Sep-00    13378.87      14372.67             13370.40            13375.93
   Oct-00    13541.30      14529.50             13512.62            13515.76
   Nov-00    13644.42      14639.43             13604.63            13609.65
   Dec-00    14064.77      15001.13             13951.31            13939.79
   Jan-01    14112.61      15149.77             14029.73            14014.62
   Feb-01    14187.71      15197.81             14083.26            14075.64
   Mar-01    14304.60      15334.01             14208.35            14193.81
   Apr-01    14084.98      15167.85             14046.63            14047.59
   May-01    14263.97      15331.18             14190.34            14207.27
   Jun-01    14427.32      15433.76             14307.14            14321.61
   Jul-01    14700.76      15662.37             14529.17            14537.58
   Aug-01    14956.56      15920.37             14764.20            14770.55
   Sep-01    14860.31      15866.96             14687.03            14691.10
   Oct-01    15030.15      16056.01             14858.35            14852.43
   Nov-01    14894.53      15920.65             14715.24            14718.55
   Dec-01    14767.00      15770.03             14581.49            14591.37
   Jan-02    14961.44      16043.57             14785.12            14795.79
   Feb-02    15128.51      16236.86             14950.38            14947.26
   Mar-02    14859.39      15918.67             14691.15            14703.04
   Apr-02    15121.44      16229.79             14929.21            14945.83
   May-02    15231.93      16328.42             15007.17            15030.32
   Jun-02    15350.84      16501.07             15148.74            15172.99
   Jul-02    15520.69      16713.29             15324.37            15337.73
   Aug-02    15726.52      16914.21             15485.48            15497.52
   Sep-02    16132.22      17284.67             15795.70            15801.66

                 DATA SINCE INCEPTION ON 10/1/93 THROUGH 9/30/02.

                 See the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS ANDCAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA Florida Tax-Free Income Fund to the following benchmarks:

                    o  The broad-based Lehman Brothers Municipal Bond
                       Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index,because funds have expenses.

                    o The Lipper Florida Municipal Debt Funds Average, an average performance level of all Florida municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                    o The Lipper Florida Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Florida Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] [Robert R. Pariseau, CFA]
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

                 Your USAA Florida Tax-Free Income Fund provided a total return of 8.57% versus an average of 7.51% for the 62 funds in the Lipper Florida Municipal Debt Funds category. The Fund's tax-exempt distributions over the previous 12 months produced a dividend yield of 4.51%, well above the 4.33% of the Lipper category average.

                                   [GRAPHIC]

                 THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING (TM) OF 4 STARS IN THE MUNICIPAL SINGLE-STATE LONG-TERM BOND FUND CATEGORY (551 FUNDS IN CATEGORY)FOR THE PERIOD ENDING SEPTEMBER 30, 2002.

                 REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.) THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND 10-YEAR
                 (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA FLORIDA TAX-FREE INCOME FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL SINGLE-STATE LONG-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 9/30/02: 551 FUNDS IN THE LAST THREE YEARS AND 532 FUNDS IN THE LAST FIVE YEARS. WITH RESPECT TO THE MUNICIPAL SINGLE-STATE LONG-TERM BOND FUNDS, THE USAA FLORIDA TAX-FREE INCOME FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS FOR BOTH THE THREE- AND FIVE-YEAR PERIODS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                   [GRAPHIC]

                 For the same period, the Fund is listed as a Lipper Leader for total return, tax efficiency, and expense within the Lipper Florida Municipal Debt Funds category.

WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THIS PERIOD?

                 Interest rates continued to fall. In fact, municipal and Treasury yields fell to levels not seen in many years. Demand drove prices up (bond prices move in the opposite direction of interest rates) as investors took refuge in the perceived quality of these securities.

                 An increasing number of investors moved into fixed-income investments. The declining stock market, corporate governance issues, and a weak corporate bond market made municipals particularly attractive.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2002. THE LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY
                 MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA FLORIDA TAX-FREE INCOME FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF FUNDS IN THE FLORIDA MUNICIPAL DEBT FUNDS CATEGORY: 60 FUNDS FOR TOTAL RETURN, 60 FUNDS FOR TAX EFFICIENCY, AND 60 FUNDS FOR EXPENSE. LIPPER RATINGS ARE
                 NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2002, REUTERS. ALL RIGHTS RESERVED.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 Only two years ago, it was difficult to convince investors that fixed-income investments should be included in their asset-allocation plan. Largely due to the equity market decline, fixed-income vehicles, particularly municipals, have gained new respect for their steady income, relative safety, and price stability.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

                 The Fund remained fully invested in a diversified portfolio of long-term, investment-grade municipal bonds with an income orientation. Over time, income usually provides the vast majority of a bond's total return. Strategy adjustments helped performance over the last two years. I increased average credit quality, added more 15- to 20-year maturities, and reduced the Fund's average maturity.

WHAT IS THE OUTLOOK?

                 By historical measures, short-term rates are very low compared to long-term rates. Perhaps investors are uneasy about the immediate future or they are afraid that interest rates will rise significantly. When the Federal Reserve Board (the Fed) begins to tighten credit, short-term rates may rise more than long-term rates. Meanwhile, longer maturities may perform relatively well in comparison and pay considerably higher income. Since any Fed action seems months away, investors may do well to bide their time.

                 Florida's economy is recovering from the effects of the recession and a decline in tourism following the terrorist attacks of September 11. Compared to the last fiscal year, sales tax collections are growing. Unlike other states, Florida's budget reserve is increasing thanks to proactive legislative action taken in December 2001. Florida's strong credit ratings are Aa2 (outlook revised to stable from negative on 7/18/02) by Moody's Investors Service, AA+ (stable) by Standard & Poor's Rating Services, and AA (stable) by Fitch Ratings. We will closely monitor specific credit issues, ballot initiatives, and litigation that could potentially affect the value of your holdings.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Florida Tax-Free Income
Fund's closing 30-day SEC yield of 3.81%,
and assuming marginal federal tax rates of:  27.00%    30.00%    35.00%    38.60%
and assuming an investor, filing jointly,
with $300,000 in intangible assets,

A FULLY TAXABLE INVESTMENT MUST PAY:          5.22%     5.45%     5.87%     6.21%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                     9/30/02

                                    [CHART]

AAA                  55%
AA                   25%
A                    10%
BBB                   9%
Cash Equivalents      1%

        The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category BBB account for 2.3% of the Fund's investments and are included in their appropriate categories above.

        YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (PRE) Prerefunded to a date prior to maturity.
                 (LOC) Enhanced by a bank letter of credit.
                 (NBGA)Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Financial Group, Inc.,Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA, Inc., or Radian Asset Assurance, Inc.

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP    Certificate of Participation
                 GO     General Obligation
                 IDA    Industrial Development Authority/Agency
                 MFH    Multifamily Housing
                 MLO    Municipal Lease Obligation
                 PCRB   Pollution Control Revenue Bond
                 RB     Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS(continued)
                  (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                         RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS(94.1%)

             FLORIDA
  $ 3,400    Alachua County Health Facilities Auth.RB,
               Series 1996A (INS)                             5.80%       12/01/2026       $  3,663
    7,900    Bay County Water Systems RB,
               Series 2000 (INS)                              5.70         9/01/2025          8,740
    4,200    Beacon Tradeport Community Development
               RB, Series 2002A (INS)                         5.50         5/01/2022          4,566
             Board of Education Public Education GO,
    6,000      Series 1998E (NBGA)                            5.63         6/01/2025          6,560
    5,500      Series 2000D (NBGA)                            5.75         6/01/2022          6,148
             Boca Raton GO,
    1,720      Series 2000                                    5.38         7/01/2018          1,891
    2,175      Series 2000                                    5.38         7/01/2019          2,378
    2,290      Series 2000                                    5.38         7/01/2020          2,491
    3,000    Brevard County Health Facilities Auth. RB,
               Series 2001 (INS)                              5.00         4/01/2021          3,152
             Broward County Educational Facilities
               Auth. (NOVA Southeastern Univ.) RB,
    2,500      Series 2000B (INS)                             5.75         4/01/2021          2,756
      610      Series 2002B (INS)                             5.75         4/01/2020            678
      645      Series 2002B (INS)                             5.75         4/01/2021            714
    1,430      Series 2002B (INS)                             5.25         4/01/2022          1,495
             Broward County GO,
    2,500      Series 2001A                                   5.25         1/01/2019          2,722
    2,500      Series 2001A                                   5.25         1/01/2020          2,711
    3,230      Series 2001A (INS)                             5.25         1/01/2021          3,483
             Broward County Housing Finance Auth.
               MFH RB,
    1,100      Series 1995A                                   7.00         2/01/2025          1,167
    1,000      Series 1997A-1                                 6.00         5/01/2032          1,064
    7,875    Broward County School Board COP(MLO),
               Series 2001A (INS)                             5.00         7/01/2022          8,236
    2,000    Collier County Health Facilities Auth. RB,
               Series 1994                                    7.00        12/01/2019          2,188
    2,610    Duval County School Board COP(MLO),
               Series 2000 (INS)                              5.38         7/01/2019          2,850
    8,000    Escambia County Health Facilities Auth. RB,
               Series 1999A-2                                 6.00        11/15/2031          8,946
      700    Gulf County School District Sales Tax RB,
               Series 1997 (INS)                              5.75         6/01/2017            752

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                         RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             Hillsborough County IDA PCRB,
  $ 2,000      Series 1994                                    6.25%       12/01/2034       $  2,120
    4,000      Series 2002                                    5.50        10/01/2023          4,196
      625    Hillsborough County Water Assessment
               RB, Series 2000 (INS)                          5.13         3/01/2020            669
             Housing Finance Agency RB,
      990      Series 1994A                                   6.35         7/01/2014          1,037
    1,000      Series 1995H (NBGA)                            6.50        11/01/2025          1,050
    3,000    Kissimmee Utility Auth. Electric System RB,
               Series 2001B (INS)                             5.00        10/01/2015          3,293
    2,000    Miami Limited Ad Valorem Tax Bonds GO,
               Series 2002 (INS)                              5.50         1/01/2021          2,208
    4,400    Miami-Dade County Aviation RB,
               Series 2000B (INS)                             5.75        10/01/2024          4,886
    3,000    Miami-Dade County Expressway Auth. RB,
               Series 2000 (PRE)(INS)                         6.00         7/01/2020          3,618
             Miami-Dade County School Board COP (MLO),
    1,000      Series 2001A (INS)                             5.00         5/01/2019          1,069
    1,885      Series 2001A (INS)                             5.00         5/01/2020          2,001
    1,230      Series 2001A (INS)                             5.13         5/01/2021          1,313
    1,000    Miramar Wastewater Improvement
               Assessment Bonds, Series 1994 (PRE)
               (INS)                                          6.75        10/01/2025          1,112
             Municipal Loan Council RB,
    1,980      Series 2001A (INS)                             5.25        11/01/2017          2,194
    1,000      Series 2001A (INS)                             5.25        11/01/2018          1,101
    2,000    Municipal Power Agency RB,
               Series 2002 (INS)                              5.50        10/01/2018          2,266
             Nassau County Gas Tax RB,
      695      Series 2000 (INS) (a)                          5.72         3/01/2020            307
      695      Series 2000 (INS) (a)                          5.75         3/01/2021            288
      945      Series 2000 (INS) (a)                          5.77         3/01/2022            367
      845      Series 2000 (INS) (a)                          5.79         3/01/2023            307
      620      Series 2000 (INS) (a)                          5.80         3/01/2024            213
    5,000    North Miami Educational Facilities RB,
               Series 1994A                                   6.13         4/01/2020          5,172
    2,130    North Miami Health Facilities Auth. RB,
               Series 1996 (LOC)                              6.00         8/15/2024          2,294
             Orange County Health Facilities Auth. RB,
    5,750      Series 1995                                    6.75         7/01/2020          5,679

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                         RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------
  $ 2,280      Series 1999 (INS)                              5.25%        6/01/2029       $  2,348
    4,000      Series 2002                                    5.75        12/01/2027          4,160
    1,000    Orange County Housing Finance Auth. RB,
               Series 1994B                                   6.40         2/01/2030          1,043
    3,000    Palm Beach County GO, Series 2001A               5.00         6/01/2020          3,174
    4,800    Palm Beach County Health and Housing
               Facilities RB, Series 2002 (INS)               5.13        12/01/2026          4,913
    3,405    Palm Beach County Health Facilities
               Auth. RB, Series 1993 (PRE)                    6.30        10/01/2022          3,625
    7,875    Palm Beach County School Board COP,
               Series 2000A (PRE)                             5.88         8/01/2021          9,444
    4,440    Palm Beach County School Board COP (MLO),
               Series 2002A (INS)                             5.38         8/01/2018          4,953
    1,210    Pembroke Pines Public Improvement RB,
               Series 2001 (INS)                              5.50        10/01/2018          1,368
             Polk County Transport Improvement RB,
    1,290      Series 2000 (INS)                              5.25        12/01/2018          1,412
    1,000      Series 2000 (INS)                              5.25        12/01/2019          1,088
   11,480    Seminole County Water and Sewer RB,
               Series 1999 (INS)                              5.38        10/01/2022         12,315
    6,805    St. Johns County IDA Hospital RB,
               Series 1992                                    6.00         8/01/2022          6,931
    2,000    St. Johns County IDA RB,
               Series 1997A (INS) (b)                         5.50         3/01/2017          2,295
    5,995    Sunrise Utility Systems RB,
               Series 1998A (INS)                             5.20        10/01/2022          6,524
    1,150    Tallahassee Consolidated Utility
               Systems RB, Series 1994 (PRE)                  6.20        10/01/2019          1,227
    5,000    Tampa Utilities Tax Improvement RB,
               Series 1999A (INS)                             5.20        10/01/2019          5,372
    2,000    Tampa Utility Tax and Special RB,
               Series B (INS)                                 5.75        10/01/2015          2,408
    3,550    Tampa Water and Sewer RB,
               Series 2001B                                   5.00        10/01/2021          3,752
             Univ. of Tampa RB,
    2,250      Series 2002 (INS)                              5.50         4/01/2022          2,418
    1,500      Series 2002 (INS)                              5.50         4/01/2026          1,600
             West Orange Healthcare District RB,
    1,790      Series 1999A                                   5.50         2/01/2009          1,947
    1,000      Series 2001A                                   5.65         2/01/2022          1,029
                                                                                           --------
             Total fixed-rate instruments (cost: $195,945)                                  213,457
                                                                                           --------

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                         RATE          MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             PUT BOND(3.3%)

             FLORIDA
  $ 7,055    Duval County Housing Finance Auth. MFH
               RB, Series 1995 (NBGA) (cost: $7,149)          6.75%        4/01/2025       $  7,451
                                                                                           --------

             VARIABLE-RATE DEMAND NOTE(0.5%)

             FLORIDA
    1,150    Martin County PCRB, Series 2000 (cost: $1,150)   2.10         7/15/2022          1,150
                                                                                           --------

             TOTAL INVESTMENTS (COST: $204,244)                                            $222,058
                                                                                           ========

P O R T F O L I O
=================--------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

        Water/Sewer Utility                               13.8%
        Hospital                                          13.1
        Special Assessment/Tax/Fee                        11.3
        General Obligation                                 9.3
        Appropriated Debt                                  9.0
        Escrowed Bonds                                     8.4
        Education                                          6.5
        Multifamily Housing                                5.2
        Nursing/CCRC                                       5.2
        Electric Utilities                                 3.3
        Sales Tax                                          2.7
        Electric/Gas Utility                               2.4
        Health Miscellaneous                               2.5
        Airport/Port                                       2.2
        Municipal Finance                                  1.5
        Miscellaneous                                      1.0
        Other                                              0.5
                                                          ----
        Total                                             97.9%
                                                          ====

19

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2002, these securities represented 0.7% of the Fund's net assets.

                 (b) Security is not registered under the Securities Act of
                     1933. Resale of this security in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

     Investments in securities, at market value (identified cost of $204,244)   $222,058
     Cash                                                                          1,194
     Receivables:
       Capital shares sold                                                            67
       Interest                                                                    3,891
       Securities sold                                                             4,872
                                                                                --------
           Total assets                                                          232,082
                                                                                --------
LIABILITIES

     Securities purchased                                                          4,866
     Capital shares redeemed                                                          32
     USAA Investment Management Company                                               71
     USAA Transfer Agency Company                                                      6
     Accounts payable and accrued expenses                                            41
     Dividends on capital shares                                                     280
                                                                                --------
           Total liabilities                                                       5,296
                                                                                --------
              Net assets applicable to capital shares outstanding               $226,786
                                                                                ========
NET ASSETS CONSIST OF:

     Paid-in capital                                                            $216,162
     Accumulated net realized loss on investments                                 (7,190)
     Net unrealized appreciation of investments                                   17,814
                                                                                --------
           Net assets applicable to capital shares outstanding                  $226,786
                                                                                ========
     Capital shares outstanding, unlimited number of shares
       authorized, $.001 par value                                                22,402
                                                                                ========
     Net asset value, redemption price, and offering price per share            $  10.12
                                                                                ========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

     Interest income                                                         $ 5,657
                                                                             -------
     Expenses:
       Management fees                                                           386
       Administrative and servicing fees                                         161
       Transfer agent's fees                                                      35
       Custodian's fees                                                           30
       Postage                                                                    18
       Shareholder reporting fees                                                  7
       Trustees' fees                                                              8
       Registration fees                                                           1
       Professional fees                                                          16
       Other                                                                       3
                                                                             -------
          Total expenses                                                         665
                                                                             -------
             Net investment income                                             4,992
                                                                             -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

     Net realized gain                                                           219
     Change in net unrealized appreciation/depreciation                       12,557
                                                                             -------
             Net realized and unrealized gain                                 12,776
                                                                             -------
     Increase in net assets resulting from operations                        $17,768
                                                                             =======

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

FROM OPERATIONS                                               9/30/2002       3/31/2002
                                                              -------------------------

     Net investment income                                    $  4,992        $  9,511
     Net realized gain on investments                              219             507
     Change in net unrealized appreciation/depreciation
       of investments                                           12,557          (2,558)
                                                              ------------------------
           Increase in net assets resulting from operations     17,768           7,460
                                                              ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income                                      (4,992)         (9,511)
                                                              ------------------------
FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from shares sold                                  22,113          44,050
     Dividend reinvestments                                      3,172           6,094
     Cost of shares redeemed                                   (16,171)        (32,142)
                                                              ------------------------
       Increase in net assets from capital share
           transactions                                          9,114          18,002
                                                              ------------------------
     Net increase in net assets                                 21,890          15,951

NET ASSETS

     Beginning of period                                       204,896         188,945
                                                              ------------------------
     End of period                                            $226,786        $204,896
                                                              ========================
CHANGE IN SHARES OUTSTANDING

     Shares sold                                                 2,265           4,560
     Shares issued for dividends reinvested                        323             630
     Shares redeemed                                            (1,657)         (3,321)
                                                              ------------------------
       Increase in shares outstanding                              931           1,869
                                                              ========================

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA State Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of two separate funds. The information presented in this semiannual report pertains only to the USAA Florida Tax-Free Income Fund (the Fund). The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

                    A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                    B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                       regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                    C. INVESTMENTS IN SECURITIES - Security transactions are
                       accounted for on the date the securities are purchased or sold (trade date).Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

                    D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements did not affect expenses.

                    E. USE OF ESTIMATES - The preparation of financial
                       statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

25

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2003, in accordance with applicable tax law.

                 Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $7,409,000, which, if not offset by subsequent capital gains, will expire between 2004 and 2009. It is unlikely that the Trust's Board of Trustees will authorize a distribution

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2002, were $38,557,000 and $29,344,000, respectively.

                 At September 30, 2002, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments as of September 30, 2002, were $17,839,000 and $25,000, respectively, resulting in net unrealized appreciation of $17,814,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                    A. MANAGEMENT FEES - The Manager carries out the Fund's
                       investment policies and manages the Fund's portfolio. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Florida Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Florida Municipal Debt Funds category.

                       The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but

27

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                       not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2002, the Fund's effective base fee was 0.34% of the Fund's average net assets.

                       The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                       The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE       ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)         AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------
+/- 0.20% to 0.50%           +/- 0.04%
+/- 0.51% to 1.00%           +/- 0.05%
+/- 1.01% and greater        +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                       During the six-month period ended September 30, 2002, the Fund paid the Manager total management fees of $386,000, which included a performance fee of $15,000.

                    B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's monthly average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $161,000.

                    C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                       d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $35,000.

                    D. UNDERWRITING SERVICES - The Manager provides exclusive
                       underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

29

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 1, 1993. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle.Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                               PERIOD ENDED
                                               SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                                              ---------------------------------------------------------------------------
                                                  2002           2002           2001         2000       1999         1998
                                              ---------------------------------------------------------------------------
Net asset value at
      beginning of period                     $   9.54       $   9.64       $   9.14     $  10.02    $   9.94    $   9.33
                                              ---------------------------------------------------------------------------
Income (loss) from investment
      operations:
      Net investment income                        .23            .47            .49          .49         .50         .51
      Net realized and
      unrealized gain (loss)                       .58           (.10)           .50         (.88)        .08         .61
                                              ---------------------------------------------------------------------------
Total from investment operations                   .81            .37            .99         (.39)        .58        1.12
                                              ---------------------------------------------------------------------------
Less distributions:
      From net investment income                  (.23)          (.47)          (.49)        (.49)       (.50)       (.51)
                                              ---------------------------------------------------------------------------
Net asset value at end of period              $  10.12       $   9.54       $   9.64     $   9.14    $  10.02    $   9.94
                                              ===========================================================================
Total return(%)*                                  8.57           3.86          11.15        (3.85)       5.91       12.22
Net assets at end of period (000)             $226,786       $204,896       $188,945     $170,162    $181,964    $145,921
Ratio of expenses to
      average net assets(%)**                      .62(a,b)       .56(b)         .49          .48         .47         .50
Ratio of expenses to average net
      assets excluding
      reimbursements(%)**                          N/A            N/A            N/A          N/A         N/A         .51
Ratio of net investment income
      to average net assets(%)**                  4.65(a)        4.84           5.26         5.25        4.96        5.21
Portfolio turnover(%)                            14.01          38.88          28.93        62.32       25.28       27.48

  *   Assumes reinvestment of all dividend income distributions during the period.
 **   For the six-month period ended September 30, 2002, average net assets were $214,332,000.
(a)   Annualized. The ratio is not necessarily indicative of 12 months of operation.
(b)   Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                                                     -           (.01%)          N/A          N/A         N/A         N/A

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

35

NOTES
=====---------------------------------------------------------------------------

                    TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T.Starks, Ph.D.
                               Richard A. Zucker

              ADMINISTRATOR,   USAA Investment Management Company
         INVESTMENT ADVISER,   9800 Fredericksburg Road
                UNDERWRITER,   San Antonio, Texas 78288
             AND DISTRIBUTOR

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions
                               1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

[LOGO]             9800 Fredericksburg Road                      -----------
USAA(R)            San Antonio, Texas 78288                       PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                 -----------

Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO]                 WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA                  ----------------------------------
                                 INSURANCE (middot) MEMBER SERVICES

39612-1102                                   (C)2002, USAA. All rights reserved.